Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets
Intangible assets

10. Intangible assets

	Service
Period ended December 31, 2024	agreement	Total
Opening net book amount	—	—
Additions	182,348	182,348
Depreciation charge	(182,348)	(182,348)
Closing net book amount	—	—

	Service
As of December 31, 2024 and 2025	agreement	Total
Cost	182,348	182,348
Accumulated depreciation	(182,348)	(182,348)
Net book value	—	—

The service agreement relates to staff and infrastructure provided by Neurosterix Pharma Sàrl at zero cost in accordance with the Neurosterix Transaction (note 22) and initially valued at CHF 182,348. During the twelve-month period ended December 31, 2024, the depreciation charge was recognized at the rate at which these services were provided. As of January 1, 2025, the agreement was not formally renewed. However, Neurosterix agreed to provide the Group with access to certain employees and infrastructure at zero cost. The fair value of the services received at zero cost has been recognized as other income and other operating expenses for an amount of CHF 141,018.